CRYPTO CURRENCIES	12 Months Ended
Dec. 31, 2025
CRYPTO CURRENCIES
CRYPTO CURRENCIES

3.CRYPTO CURRENCIES

The following table presents a description of the Company’s crypto currencies holdings as of December 31, 2025. The Company has no crypto currency holdings prior to January 1, 2025.

As of December 31, 2025
Crypto currencies holdings
Number of units	42,653
USDT	42,549
Crypto currencies other than USDT	104
Cost basis of crypto currencies	42,604
Fair value of crypto currencies	42,545

The following table presents information based on the activity of crypto currencies through the Company’s own wallets for the year ended December 31, 2025:

As of December 31, 2025
Beginning balance	—
Crypto currencies received in operating activities	2,023,506
Crypto currencies received from mining site operation	1,969,336
Crypto currencies received from others	54,170
Crypto currencies paid in operating activities	(6,271,399)
Crypto currencies paid for deposit	(1,863,300)
Crypto currencies paid for maintenance fee	(1,751,275)
Crypto currencies paid for others	(2,656,824)
Crypto currencies received from financing activities	14,677,787
Crypto currencies received from hashrate loan	14,677,787
Crypto currencies paid in investing activities	(10,502,680)
Crypto currencies paid for purchase of mining site	(10,502,680)
Gain from changes in fair value of crypto currencies	115,331
Ending balance	42,545

The Company’s crypto currencies holdings shown in this note are not subject to rehypothecation and do not serve as collateral for any existing loans or agreements.

Energy and hosting costs paid in crypto currencies totaled US$17,067,978 and US$478,098,035 for the years ended December 31, 2024 and 2025, respectively, were funded through borrowings from Antalpha Digital Pte. Ltd., who paid the suppliers directly on the Company’s behalf.